MANAGEMENT AGREEMENT (Details) (USD $)	2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
MANAGEMENT AGREEMENT [Abstract]
Monthly payment due to management		$ 5,000			$ 16,000
Percentage of working interest in farmout		11.00%			11.00%
Management fees	$ 32,000	$ 47,000			$ 160,000